Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Finance Cost
Bank charges		₨ 5,546	₨ 10,436	₨ 27,154
Foreign exchange loss (net)			11,584
Interest on borrowings recognised at amortised cost		6,946	18,909	106,328
Interest on lease liabilities		43,871	72,033	56,394
Unwinding of other financial liabilities		44,090	4,290	3,411
Total	$ 1,324	₨ 100,453	₨ 117,252	₨ 193,287